Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Disclosure of detailed information about business combination

As at	February 28, 2023
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	69
Accounts Receivable and Accrued Revenues	3
Inventories	387
Property, Plant and Equipment	770
Right-of-Use Assets	33
Other Assets	10
Accounts Payable and Accrued Liabilities	(139)
Lease Liabilities	(33)
Decommissioning Liabilities	(5)
Other Liabilities	(73)
Total Identifiable Net Assets	1,022

As at	February 28, 2023
Total Purchase Consideration	514
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	508
Fair Value of Identifiable Net Assets	(1,022)
Goodwill	—